Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Schedule of Fair Value of the Overallotment Liability
The fair value of the embeded derivatives in the convertible notes as of March 31, 2023 and December 31, 2022, was valued using a Monte-Carlo model and were based upon the following management assumptions:

	March 31, 2023	December 31, 2022
Stock price	$0.16	$0.16
Expected term (years)	0.50	0.04
Volatility	73.40%	55.10%
Risk free interest rate	4.40%	4.38%
Probability of Qualified Financing or IPO	50.00%	50.00%
Probability of a Change in Control Event	10.00%	10.00%

The fair value of the embedded derivatives in the convertible notes as of December 31, 2022 and 2021, was valued using a Monte-Carlo model and were based upon the following management assumptions:

	2022	2021
Stock price	$0.16	$0.13
Expected term (years)	0.04	0.71 - 3.48
Volatility	55.10%	48.90% - 60.50%
Risk free interest rate	4.38%	0.44% - 0.72%
Probability of Qualified Financing or IPO	50.00%	60.00%
Probability of a Change in Control Event	10.00%	10.00%

Schedule of Estimated Amortization Expenses	Estimated amortization expense for each of the following five years is as follows:

2023	$4,516
2024	4,528
2025	4,516
2026	4,516
2027	4,090
Thereafter	6,536

Total	$28,702

Schedule of Assets and Liabilities Recorded in the Balance Sheet at Fair Value
Assets and liabilities recorded in the balance sheet at fair value as of March 31, 2023 and at December 31, 2022 are categorized based on a hierarchy of inputs, as follows:

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total
Derivative liability at March 31, 2023	$1,152,065	$—	$—	$1,152,065	$1,152,065

Derivative liability at December 31, 2022	$826,980	$—	$—	$826,980	$826,980

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	March 31, 2023	December 31, 2022
Balance, beginning of year	$826,980	$3,846,319
Initial recognition of derivative liability	—	1,321,860
Settled in Series C-2 preferred stock	—	(3,081,912)
Change in fair value of derivative liability	325,085	(1,259,287)

Balance, end of period	$1,152,065	$826,980

Assets and liabilities recorded in the balance sheet at fair value as of December 31, 2022 and 2021 are categorized based on a hierarchy of inputs, as follows:

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total
Derivative liability at December 31, 2022	$826,980	$—	$—	$826,980	$826,980

Derivative liability at December 31, 2021	$3,846,319	$—	$—	$3,846,319	$3,846,319

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	2022	2021
Balance, beginning of year	$3,846,319	$1,045,905
Initial recognition of derivative liability	1,321,860	285,349
Settled in Series C-2 preferred stock	(3,081,912)	—
Change in fair value of derivative liability	(1,259,287)	2,515,065

Balance, end of year	$826,980	$3,846,319

Schedule of Securities that were Excluded from the Diluted Per Share Calculation
The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive due to the Company’s net loss position even though the exercise price could be less than the average market price of the common shares:

	Three Months Ended March 31,
	2023	2022
Series A Preferred Stock (if converted)	19,968,051	19,968,051
Series B Preferred Stock (if converted)	33,801,226	32,917,690
Series C-1 Preferred Stock (if converted)	5,090,693	—
Series C-2 Preferred Stock (if converted)	73,560,390	—
Stock Options	37,370,980	35,440,469
Common Stock Warrants (penny warrants excluded)	1,536,379	1,758,975
Preferred Stock Warrants	3,758,186	1,704,759
Convertible Notes	31,982,684	17,094,017

Total	207,068,589	108,883,961

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was anti-dilutive due to the Company’s net loss position even though the exercise price could be less than the average market price of the common shares:

	Year Ended December 31,
	2022	2021
Series A Preferred Stock (if converted)	19,968,051	19,968,051
Series B Preferred Stock (if converted)	33,801,226	32,917,690
Series C-1 Preferred Stock (if converted)	5,090,693	—
Series C-2 Preferred Stock (if converted)	73,560,390	—
Stock Options	36,320,980	34,990,469
Common Stock Warrants (penny warrants excluded)	1,418,733	1,758,975
Preferred Stock Warrants	3,758,186	1,704,789
Convertible Notes	26,620,370	—

Total	200,538,629	91,339,974

Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Schedule of Fair Value of the Overallotment Liability
The fair value of the overallotment liability at the IPO Date of $158,275 was determined using the Black Scholes option pricing model based on the following assumptions:

Risk-free interest rate	0.05%
Dividend rate	0%
Volatility	5.00%
Expected life (in years)	0.12

Risk-free interest rate	0.05%
Dividend rate	0%
Volatility	5.00%
Expected life (in years)	0.10

Schedule of Reconciliation of Net Income (Loss) per Share
A reconciliation of net income per share is as follows for the three months ended March 31, 2023:

	Class A subject to possible redemption	Class A	Class B
Allocation of undistributable income	450,040	13,517	112,510

Net income to ordinary shares	$450,040	$13,517	$112,510

Weighted average shares outstanding, basic and diluted	15,444,103	463,882	3,861,026

Basic and diluted net income per share	$0.03	$0.03	$0.03

A reconciliation of net income per share is as follows for the three months ended March 31, 2022:

	Class A subject to possible redemption	Class A	Class B
Allocation of undistributable losses	(412,121)	(12,379)	(103,030)

Net (loss) to Common shares	$(412,121)	$(12,379)	$(103,030)

Weighted average shares outstanding, basic and diluted	15,144,103	463,882	3,861,026

Basic and diluted net loss per share	$(0.03)	$(0.03)	$(0.03)

A reconciliation of net income per share is as follows for the year ended December 31, 2022:

Year ended December 31, 2022	Class A subject to possible redemption	Class A	Class B
Allocation of undistributable income	160,151	4,809	40,037

Net income to ordinary shares	$160,151	$4,809	$40,037

Weighted average shares outstanding, basic and diluted	15,444,103	463,882	3,861,026

Basic and diluted net income per share	$0.01	$0.01	$0.01

A reconciliation of net loss per share is as follows for the period from January 21, (Inception) through December 31, 2021:

For the period from Janaury 21, 2021 (inception) through December 31, 2021	Class A subject to possible redemption	Class A	Class B
Allocation of undistributable losses	(209,176)	(6,286)	(113,920)

Net loss to ordinary shares	$(209,176)	$(6,286)	$(113,920)

Weighted average shares outstanding, basic and diluted	6,973,122	209,549	3,797,628

Basic and diluted net loss per share	$(0.03)	$(0.03)	$(0.03)

Schedule of Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis

Overallotment liability
Balance at January 21, 2021 (inception)	$—
Issuance of overallotment option	158,275
Partial exercise of overallotment option	(28,316)
Change in fair value of overallotment liability	(2,924)

Expiration of overallotment option	(127,035)

Balance at December 31, 2021	$—